Other Financial Assets - Summary of Changes in Allowance for Impairment Losses (Detail) - Other financial assets [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Doubtful Accounts for Other Financial Assets [line items]
Balance at beginning of year	¥ 3,212	¥ 3,358	¥ 3,364
Remeasurement	232	42	792
Write-offs	(461)	(191)	(805)
Exchange differences on translating foreign operations	5	3	7
Balance at end of year	¥ 2,988	¥ 3,212	¥ 3,358